Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	May 01, 2017
Eaton Vance Dividend Builder Fund | Class A
Risk/Return:
Trading Symbol	EVTMX
Eaton Vance Dividend Builder Fund | Class C
Risk/Return:
Trading Symbol	ECTMX
Eaton Vance Dividend Builder Fund | Class I
Risk/Return:
Trading Symbol	EIUTX
Eaton Vance Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAVSX
Eaton Vance Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECVSX
Eaton Vance Global Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EIVSX
Eaton Vance Growth Fund | Class A
Risk/Return:
Trading Symbol	EALCX
Eaton Vance Growth Fund | Class C
Risk/Return:
Trading Symbol	ECLCX
Eaton Vance Growth Fund | Class I
Risk/Return:
Trading Symbol	ELCIX
Eaton Vance Growth Fund | Class R
Risk/Return:
Trading Symbol	ELCRX
Eaton Vance Large-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	EHSTX
Eaton Vance Large-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	ECSTX
Eaton Vance Large-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	ERSTX
Eaton Vance Large-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	EILVX
Eaton Vance Large-Cap Value Fund | Class R6
Risk/Return:
Trading Symbol	ERLVX
Eaton Vance Real Estate Fund | Class I
Risk/Return:
Trading Symbol	EIREX
Eaton Vance Real Estate Fund | Class A
Risk/Return:
Trading Symbol	EAREX
Eaton Vance Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ETEGX
Eaton Vance Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECSMX
Eaton Vance Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISGX
Eaton Vance Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSGX
Eaton Vance Special Equities Fund | Class A
Risk/Return:
Trading Symbol	EVSEX
Eaton Vance Special Equities Fund | Class C
Risk/Return:
Trading Symbol	ECSEX
Eaton Vance Special Equities Fund | Class I
Risk/Return:
Trading Symbol	EISEX
Eaton Vance Greater India Fund | Class A
Risk/Return:
Trading Symbol	ETGIX
Eaton Vance Greater India Fund | Class B
Risk/Return:
Trading Symbol	EMGIX
Eaton Vance Greater India Fund | Class C
Risk/Return:
Trading Symbol	ECGIX
Eaton Vance Greater India Fund | Class I
Risk/Return:
Trading Symbol	EGIIX